Lease Transactions [Text Block] (Tables)	6 Months Ended
Sep. 30, 2020
Leases [Abstract]
Profit or Loss of Lease Transactions as a Lessor [Table Text Block]

	September 30, 2019	September 30, 2020
	(in millions)
Financing leases:
Finance income on net investment	¥59,058	¥64,748
Operating leases:
Lease income	¥1,917	¥2,025

Total	¥60,975	¥66,773